Borrowings - Disclosure of Effective Interest Rates (Details) - Effective Interest Rate	Jun. 30, 2021	Jun. 30, 2020
R2 billion facility
Disclosure of detailed information about borrowings [line items]
Interest rate	6.60%	9.30%
Westpac fleet loan
Disclosure of detailed information about borrowings [line items]
Interest rate	3.40%	4.40%
US$400 million facility
Disclosure of detailed information about borrowings [line items]
Interest rate	4.00%	3.70%
US$350 million facility
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	5.60%